Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Reimbursement of manager's crewing and manning costs	$ 3,123	$ 2,139
Minimum threshold for payment of performance fee to manager (in dollars per share)	$ 25.60
Percentage of performance fee payable on gross cash available for distribution	20.00%
Other Income
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 22	320	$ 1,019
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	677	765	13,811
Payable to Manager
Related Party Transaction [Line Items]
Reimbursement of manager's crewing and manning costs	$ 10,600	7,900
Vessels Hire | RSA Participants [Member] | Aframax Tanker
Related Party Transaction [Line Items]
Expenses due to hiring vessels		$ 8,800	$ 28,400